Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Schedule of future minimum payments due under non-cancelable operating leases

At December 31, 2020, approximate future minimum payments due under non-cancelable operating leases were as follows:

Period	Scheduled payments
2021	$48,669
2022	48,755
2023	46,855
2024 and thereafter	426,972
Total undiscounted lease liability	571,251
Impact of discount	(282,332)
Lease liability at December 31, 2020	288,919
Less current portion of lease liability	(15,710)
Less long-term lease liabilities transferred to liabilities associated with assets held for sale	(2,714)
Long-term portion of lease liability	$270,495

Schedule of movements relating to the right-of-use lease asset balances

Carrying amount, January 1, 2020	$82,794
ROU assets acquired (Note 4)	155,662
Additions to leased assets	53,527
Depreciation charges	(22,553)
Transferred to assets held for sale	(2,262)
Carrying amount, December 31, 2020	$267,168